Shareholders' Equity - Distributions (Details) $ / shares in Units, $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 19, 2018 USD ($) $ / shares	Dec. 14, 2015 $ / shares shares	Dec. 31, 2017 $ / shares	Sep. 30, 2017 $ / shares	Jun. 30, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Sep. 30, 2016 $ / shares	Jun. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Class of Stock [Line Items]
Common distributions declared (in dollars per share) | $ / shares			$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 1.72	$ 1.72	$ 1.72
Distributions to common shareholders | $											$ 145,209	$ 122,366	$ 121,660
Non-cash distribution, per share, related to distribution of shares (in dollars per share) | $ / shares		$ 0.1284
Characterization of distributions paid or accrued as a percentage of ordinary income											50.65%	62.74%	47.44%
Characterization of distributions paid or accrued as a percentage of return of capital											49.35%	36.21%	37.12%
Characterization of distributions paid or accrued as a percentage of capital gain													12.90%
Characterization of distributions paid or accrued as a percentage of Internal Revenue Code section 1250 gain													1.61%
Characterization of distributions paid or accrued as a percentage of qualified dividend												1.05%	0.93%
Distribution payable to common shareholders | $											$ 145,209	$ 122,366	$ 130,792
Class A member units | RMR Inc | Up C Transaction
Class of Stock [Line Items]
Shares distributed (in shares) | shares		768,032
Ratio of shares distributed per share		0.0108
Subsequent Event
Class of Stock [Line Items]
Distribution payable to common shareholders (in dollars per share) | $ / shares	$ 0.43
Distribution payable to common shareholders | $	$ 42,633